Organization, Business Operation and Going Concern Consideration (Details) - USD ($)		3 Months Ended		10 Months Ended	12 Months Ended
	Mar. 28, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Aug. 11, 2023
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)		$ 10.175
Gross proceeds			$ 57,500,000		$ 57,500,000
Gross proceeds			$ 3,431,250		3,431,250
Transaction cost		3,774,095			3,774,095
Underwriting fees		1,150,000			1,150,000
Deferred underwriting fees		2,012,500			2,012,500
Other offering cost		611,595			611,595
Cash		$ 38,232			$ 367,321
Fair market value percentage		80.00%			80.00%
Net tangible assets		$ 5,000,001
Percentage Obligation To Redeem Public Shares If Entity Does Not Complete Business Combination (in Shares)		100
Deposit trust account per unit (in Dollars per share)					$ 0.1	$ 0.1
Maximum allowed dissolution expenses		$ 50,000			$ 50,000
Deposit						$ 330,969
Working capital		1,026,668			382,204
Payment from the sponsor		25,000			25,000
Unsecured promissory note		500,000			500,000
Working capital loans		$ 1,151,000			$ 1,151,000
Company shares issued (in Shares)				1,437,500	1,437,500
Generating gross proceeds	$ 57,500,000
Sponsor shares (in Shares)		343,125			343,125
Net tangible assets					$ 5,000,001
Share redemption percentage					100.00%
Funds in the Trust Account [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)		$ 10.175			$ 10.175
Fair market value percentage		80.00%			80.00%
Definitive Agreement [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Fair market value percentage		80.00%			80.00%
Trust Account Balance [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Fair market value percentage		80.00%			80.00%
Business Combination [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)		$ 10			$ 10
Outstanding voting securities		50.00%			50.00%
Sponsor [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares)	343,125
Price per share (in Dollars per share)		$ 0.1			$ 0.1
Deposited in trust account		$ 575,000			$ 575,000
Sponsor shares (in Shares)	343,125
Merger Agreement [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Deposit trust account per unit (in Dollars per share)		$ 0.1			$ 0.1
Class A Ordinary Share [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)		11.5			11.5
Common stock par value (in Dollars per share)		0.0001		$ 0.0001	0.0001
Public Shares [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)					10.175
IPO [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares)	5,750,000
Price per share (in Dollars per share)	$ 10	$ 10			$ 10
Gross proceeds	$ 57,500,000	$ 1,150,000
Price per units (in Dollars per share)	$ 10
Cash		$ 38,232			$ 367,321
Company shares issued (in Shares)	5,750,000
Over-Allotment Option [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares)	750,000	750,000			750,000
Company shares issued (in Shares)	750,000
Private Placement [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Number of units (in Shares)		343,125			343,125
Price per share (in Dollars per share)		$ 10			$ 10
Gross proceeds	$ 3,431,250	$ 3,431,250
Trust account value	58,506,250
Generating gross proceeds	$ 3,431,250				$ 3,431,250
Public Shares [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)		$ 10.175			$ 10.175
Public Shares [Member] | Funds in the Trust Account [Member]
Organization, Business Operation and Going Concern Consideration [Line Items]
Price per share (in Dollars per share)		$ 10.175			$ 10.175